UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21852
Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

July
Date of reporting period:
January 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Minnesota Tax-Exempt Fund
Class A / IMNTX
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about Columbia Minnesota Tax-Exempt Fund (the Fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 41	0.80% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 519,917,645
Total number of portfolio holdings	265
Portfolio turnover for the reporting period	6%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
City of Rochester 11/15/2057 5.000%	2.6%
Housing & Redevelopment Authority of The City of St. Paul 07/01/2035 4.000%	2.0%
Roseville Independent School District No. 623 02/01/2038 4.000%	1.9%
City of Maple Grove 05/01/2037 4.000%	1.9%
Brainerd Independent School District No. 181 02/01/2037 4.000%	1.9%
Southern Minnesota Municipal Power Agency 01/01/2026 0.000%	1.9%
Minnesota Higher Education Facilities Authority 10/01/2052 5.000%	1.6%
County of Chippewa 03/01/2037 4.000%	1.4%
State of Minnesota 08/01/2043 4.000%	1.4%
Stillwater Independent School District No. 834 02/01/2042 4.000%	1.3%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Minnesota Tax-Exempt Fund
Class C / RMTCX
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about Columbia Minnesota Tax-Exempt Fund (the Fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 78	1.55% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 519,917,645
Total number of portfolio holdings	265
Portfolio turnover for the reporting period	6%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
City of Rochester 11/15/2057 5.000%	2.6%
Housing & Redevelopment Authority of The City of St. Paul 07/01/2035 4.000%	2.0%
Roseville Independent School District No. 623 02/01/2038 4.000%	1.9%
City of Maple Grove 05/01/2037 4.000%	1.9%
Brainerd Independent School District No. 181 02/01/2037 4.000%	1.9%
Southern Minnesota Municipal Power Agency 01/01/2026 0.000%	1.9%
Minnesota Higher Education Facilities Authority 10/01/2052 5.000%	1.6%
County of Chippewa 03/01/2037 4.000%	1.4%
State of Minnesota 08/01/2043 4.000%	1.4%
Stillwater Independent School District No. 834 02/01/2042 4.000%	1.3%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Minnesota Tax-Exempt Fund
Institutional Class / CMNZX
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about Columbia Minnesota Tax-Exempt Fund (the Fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 28	0.55% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 519,917,645
Total number of portfolio holdings	265
Portfolio turnover for the reporting period	6%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
City of Rochester 11/15/2057 5.000%	2.6%
Housing & Redevelopment Authority of The City of St. Paul 07/01/2035 4.000%	2.0%
Roseville Independent School District No. 623 02/01/2038 4.000%	1.9%
City of Maple Grove 05/01/2037 4.000%	1.9%
Brainerd Independent School District No. 181 02/01/2037 4.000%	1.9%
Southern Minnesota Municipal Power Agency 01/01/2026 0.000%	1.9%
Minnesota Higher Education Facilities Authority 10/01/2052 5.000%	1.6%
County of Chippewa 03/01/2037 4.000%	1.4%
State of Minnesota 08/01/2043 4.000%	1.4%
Stillwater Independent School District No. 834 02/01/2042 4.000%	1.3%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Minnesota Tax-Exempt Fund
Institutional 2 Class / CADOX
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about Columbia Minnesota Tax-Exempt Fund (the Fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 28	0.55% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 519,917,645
Total number of portfolio holdings	265
Portfolio turnover for the reporting period	6%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
City of Rochester 11/15/2057 5.000%	2.6%
Housing & Redevelopment Authority of The City of St. Paul 07/01/2035 4.000%	2.0%
Roseville Independent School District No. 623 02/01/2038 4.000%	1.9%
City of Maple Grove 05/01/2037 4.000%	1.9%
Brainerd Independent School District No. 181 02/01/2037 4.000%	1.9%
Southern Minnesota Municipal Power Agency 01/01/2026 0.000%	1.9%
Minnesota Higher Education Facilities Authority 10/01/2052 5.000%	1.6%
County of Chippewa 03/01/2037 4.000%	1.4%
State of Minnesota 08/01/2043 4.000%	1.4%
Stillwater Independent School District No. 834 02/01/2042 4.000%	1.3%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Minnesota Tax-Exempt Fund
Institutional 3 Class / CMNYX
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about Columbia Minnesota Tax-Exempt Fund (the Fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 25	0.50% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 519,917,645
Total number of portfolio holdings	265
Portfolio turnover for the reporting period	6%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
City of Rochester 11/15/2057 5.000%	2.6%
Housing & Redevelopment Authority of The City of St. Paul 07/01/2035 4.000%	2.0%
Roseville Independent School District No. 623 02/01/2038 4.000%	1.9%
City of Maple Grove 05/01/2037 4.000%	1.9%
Brainerd Independent School District No. 181 02/01/2037 4.000%	1.9%
Southern Minnesota Municipal Power Agency 01/01/2026 0.000%	1.9%
Minnesota Higher Education Facilities Authority 10/01/2052 5.000%	1.6%
County of Chippewa 03/01/2037 4.000%	1.4%
State of Minnesota 08/01/2043 4.000%	1.4%
Stillwater Independent School District No. 834 02/01/2042 4.000%	1.3%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Minnesota Tax-Exempt Fund
Semi-Annual Financial Statements and Additional Information
January 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Minnesota Tax-Exempt Fund | 2025

Portfolio of Investments
January 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Municipal Bonds 97.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 2.3%
Minneapolis-St. Paul Metropolitan Airports Commission
Refunding Revenue Bonds
Senior Lien
Series 2016C
01/01/2046	5.000%	3,000,000	3,047,715
Subordinated Series 2019A
01/01/2049	5.000%	2,095,000	2,152,999
Revenue Bonds
Subordinated Series 2024A
01/01/2054	4.000%	2,500,000	2,398,474
Minneapolis-St. Paul Metropolitan Airports Commission(a)
Refunding Revenue Bonds
Subordinated Series 2022B
01/01/2047	5.000%	2,100,000	2,154,062
Revenue Bonds
Private Activity
Subordinated Series 2024
01/01/2049	5.250%	2,000,000	2,093,594
Total			11,846,844
Assisted Living 0.4%
St. Cloud Housing & Redevelopment Authority(b)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	3.806%	3,000,000	2,328,590
Charter Schools 9.0%
City of Bethel
Refunding Revenue Bonds
Spectrum High School Project
Series 2017
07/01/2027	3.500%	925,000	912,737
07/01/2047	4.250%	1,000,000	903,305
07/01/2052	4.375%	2,255,000	2,014,957
City of Cologne
Revenue Bonds
Cologne Academy Charter School Project
Series 2014A
07/01/2034	5.000%	1,000,000	1,000,142
07/01/2045	5.000%	2,070,000	2,023,300
City of Deephaven
Refunding Revenue Bonds
Eagle Ridge Academy Project
Series 2015
07/01/2040	5.250%	400,000	401,079
07/01/2050	5.500%	1,500,000	1,502,873
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Deephaven(c)
Refunding Revenue Bonds
Seven Hills Preparatory Academy Project
Series 2024
06/15/2061	6.125%	1,800,000	1,808,109
City of Forest Lake
Revenue Bonds
Lakes International Language Academy
Series 2019
08/01/2036	5.000%	1,000,000	1,018,079
08/01/2050	5.375%	3,600,000	3,633,555
City of Independence
Revenue Bonds
Global Academy Charter Schools
Series 2021A
07/01/2041	4.000%	1,500,000	1,325,023
Global Academy Project
Series 2021A
07/01/2051	4.000%	1,400,000	1,156,643
07/01/2056	4.000%	1,080,000	871,896
Paladin Career & Technical High School
Series 2021
06/01/2056	4.000%	2,305,000	1,672,343
City of Minneapolis(c)
Revenue Bonds
Friendship Academy of the Arts
Series 2019
12/01/2052	5.250%	2,000,000	1,458,949
City of Minneapolis
Revenue Bonds
Hennepin Schools Project
Series 2021
07/01/2056	4.000%	4,470,000	3,098,069
Northeast College Prep Project
Series 2020A
07/01/2040	5.000%	435,000	383,638
07/01/2055	5.000%	1,410,000	1,129,237
City of Ramsey
Refunding Revenue Bonds
Pact Charter School Project
Series 2022A
06/01/2032	5.000%	3,000,000	2,974,264
City of Savage
Revenue Bonds
Aspen Academy
Series 2016A
10/01/2031	4.750%	1,000,000	979,775
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Spring Lake Park
Revenue Bonds
Academy for Higher Learning Project
Series 2019
06/15/2049	5.000%	2,000,000	1,910,413
06/15/2054	5.000%	1,000,000	942,755
City of Woodbury
Refunding Revenue Bonds
Charter School Lease
Series 2020
12/01/2040	4.000%	400,000	352,581
12/01/2050	4.000%	550,000	447,999
Revenue Bonds
Woodbury Leadership Project
Series 2021
07/01/2056	4.000%	1,725,000	1,254,984
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Higher Ground Academy Project
Series 2023
12/01/2057	5.500%	2,000,000	2,047,801
Hmong College Prep Academy Project
Series 2020
09/01/2055	5.000%	1,750,000	1,699,233
Hope Community Academy Project
Series 2015A
12/01/2043	5.000%	1,000,000	786,263
Nova Classical Academy Project
Series 2016
09/01/2036	4.000%	1,000,000	957,797
09/01/2047	4.125%	1,400,000	1,238,757
Series 2021
09/01/2026	2.000%	155,000	149,291
09/01/2031	4.000%	350,000	344,603
St. Paul Conservatory
Series 2013A
03/01/2028	4.000%	165,000	160,243
03/01/2043	4.625%	1,000,000	882,730
Township of Baytown
Refunding Revenue Bonds
Series 2016A
08/01/2041	4.000%	750,000	675,022
08/01/2046	4.250%	2,935,000	2,601,006
Total			46,719,451
Health Services 0.2%
City of Center City
Refunding Revenue Bonds
Hazelden Betty Ford Foundation Project
Series 2019
11/01/2041	4.000%	1,000,000	955,873
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 8.3%
City of Moorhead
Refunding Revenue Bonds
Concordia College Corp. Project
Series 2016
12/01/2034	5.000%	1,155,000	1,162,359
12/01/2040	5.000%	1,350,000	1,352,859
Minnesota Higher Education Facilities Authority
Refunding Revenue Bonds
Carleton College
Series 2017
03/01/2037	4.000%	500,000	502,918
03/01/2039	4.000%	500,000	501,212
03/01/2040	4.000%	1,000,000	1,000,165
03/01/2047	4.000%	2,500,000	2,390,029
College of St. Scholastica
Series 2019
12/01/2040	4.000%	1,200,000	1,041,435
Gustavus Adolphus College
Series 2017
10/01/2041	4.000%	3,000,000	2,904,147
10/01/2047	5.000%	2,000,000	2,007,387
Macalester College
Series 2017
03/01/2029	5.000%	150,000	156,487
03/01/2030	5.000%	175,000	182,619
03/01/2042	4.000%	900,000	892,843
03/01/2048	4.000%	600,000	557,808
Series 2021
03/01/2040	3.000%	365,000	323,119
03/01/2043	3.000%	325,000	272,063
St. Catherine University
Series 2018
10/01/2037	4.000%	580,000	538,490
10/01/2038	4.000%	920,000	844,961
10/01/2045	5.000%	2,500,000	2,429,169
St. Olaf College
8th Series 2015G
12/01/2031	5.000%	740,000	751,299
12/01/2032	5.000%	1,000,000	1,014,940
Series 2016-8N
10/01/2035	4.000%	500,000	501,989
University of St. Thomas
Series 2016-8-L
04/01/2039	4.000%	2,000,000	1,941,046
Series 2017A
10/01/2035	4.000%	800,000	806,531
10/01/2037	4.000%	750,000	752,527
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Minnesota Tax-Exempt Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Carleton College
Series 2023
03/01/2053	5.000%	2,670,000	2,808,400
College of St. Benedict
Series 2016-8-K
03/01/2043	4.000%	1,000,000	862,974
College of St. Scholastica
Series 2012
12/01/2027	4.250%	215,000	214,997
12/01/2032	4.000%	350,000	334,978
St. Catherine University
Series 2023
10/01/2052	5.000%	1,415,000	1,329,650
St. John’s University
Series 2015-8-1
10/01/2031	5.000%	370,000	374,307
10/01/2032	5.000%	645,000	652,256
10/01/2033	5.000%	350,000	353,812
10/01/2034	5.000%	380,000	384,211
University of St. Thomas
Series 2019
10/01/2044	4.000%	2,750,000	2,621,330
Series 2022B
10/01/2052	5.000%	7,895,000	8,144,509
Total			42,909,826
Hospital 20.3%
City of Crookston
Revenue Bonds
Riverview Health Project
Series 2019
05/01/2044	5.000%	500,000	307,750
05/01/2051	5.000%	1,500,000	867,982
City of Glencoe
Refunding Revenue Bonds
Glencoe Regional Health Services Project
Series 2013
04/01/2031	4.000%	1,450,000	1,427,024
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2037	4.000%	10,500,000	10,074,607
North Memorial Health Care
Series 2015
09/01/2032	5.000%	1,000,000	1,004,054
09/01/2035	4.000%	1,500,000	1,434,417
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Minneapolis
Refunding Revenue Bonds
Fairview Health Services
Series 2015A
11/15/2044	5.000%	6,475,000	6,477,099
Revenue Bonds
Allina Health System
Series 2023B (Mandatory Put 11/15/30)
11/15/2053	5.000%	3,500,000	3,750,138
Fairview Health Services
Series 2018A
11/15/2037	4.000%	7,000,000	6,808,968
11/15/2038	4.000%	1,130,000	1,089,385
City of Plato
Revenue Bonds
Glencoe Regional Health Services
Series 2017
04/01/2037	4.000%	1,810,000	1,713,747
04/01/2041	5.000%	675,000	677,984
City of Rochester
Refunding Revenue Bonds
Mayo Clinic
Series 2022
11/15/2057	5.000%	13,000,000	13,603,330
City of Shakopee
Refunding Revenue Bonds
St. Francis Regional Medical Center
Series 2014
09/01/2034	5.000%	1,000,000	1,000,270
City of St. Cloud
Refunding Revenue Bonds
CentraCare Health System
Series 2016A
05/01/2037	4.000%	3,175,000	3,085,272
05/01/2046	5.000%	3,875,000	3,901,120
Series 2019
05/01/2048	5.000%	5,000,000	5,088,375
Series 2024
05/01/2054	5.000%	3,500,000	3,618,902
City of Wadena
Revenue Bonds
Wadena Cancer Center Project
Series 2024
12/01/2045	5.000%	1,900,000	1,982,546
County of Chippewa
Refunding Revenue Bonds
Montevideo Hospital Project
Series 2016
03/01/2037	4.000%	7,660,000	7,294,082
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2043	4.250%	1,000,000	978,635
02/15/2043	5.000%	1,615,000	1,642,965
02/15/2048	4.250%	1,000,000	945,355
02/15/2048	5.000%	1,300,000	1,311,303
02/15/2058	5.000%	6,000,000	6,008,306
St. Luke Hospital of Duluth
Series 2022
06/15/2037	4.000%	350,000	357,062
06/15/2038	4.000%	375,000	380,409
06/15/2039	4.000%	225,000	226,293
Revenue Bonds
St. Luke’s Hospital
Series 2022
06/15/2052	5.250%	2,420,000	2,568,664
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2036	4.000%	1,200,000	1,167,031
11/15/2037	4.000%	600,000	575,056
11/15/2043	4.000%	3,000,000	2,673,011
HealthPartners Obligation Group
Series 2015
07/01/2033	5.000%	1,000,000	1,004,758
07/01/2035	4.000%	10,630,000	10,554,072
Total			105,599,972
Joint Power Authority 2.6%
Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2014
10/01/2032	5.000%	250,000	250,898
Northern Municipal Power Agency
Refunding Revenue Bonds
Series 2017
01/01/2034	5.000%	210,000	216,608
01/01/2035	5.000%	170,000	175,185
01/01/2036	5.000%	180,000	185,302
01/01/2041	5.000%	400,000	406,811
Southern Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
01/01/2041	5.000%	2,550,000	2,585,516
Southern Minnesota Municipal Power Agency(d)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/2026	0.000%	10,000,000	9,683,627
Total			13,503,947
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local Appropriation 2.3%
City of Marshall
Revenue Bonds
Series 2024A
02/01/2041	5.125%	540,000	547,523
02/01/2045	5.375%	725,000	735,912
Northeastern Metropolitan Intermediate School District No. 916
Certificate of Participation
Series 2015B
02/01/2034	5.000%	1,000,000	1,001,601
02/01/2042	4.000%	5,250,000	5,080,642
St. Paul Independent School District No. 625
Certificate of Participation
Series 2019 (School District Credit Enhancement Program)
02/01/2039	3.000%	565,000	510,500
Series 2020C
02/01/2040	2.500%	4,285,000	3,350,071
Zumbro Education District
Certificate of Participation
Series 2021A
02/01/2041	4.000%	635,000	561,778
Total			11,788,027
Local General Obligation 24.3%
Anoka-Hennepin Independent School District No. 11
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2045	3.000%	5,000,000	4,104,860
Becker Independent School District No. 726(d)
Unlimited General Obligation Bonds
Series 2022A
02/01/2037	0.000%	1,335,000	804,886
02/01/2038	0.000%	1,335,000	760,241
02/01/2039	0.000%	1,150,000	614,702
Blooming Prairie Independent School District No. 756
Unlimited General Obligation Refunding Bonds
Series 2022A
02/01/2045	2.250%	1,375,000	917,162
Brainerd Independent School District No. 181
Unlimited General Obligation Bonds
School Building
Series 2018A (School District Credit Enhancement Program)
02/01/2037	4.000%	9,800,000	9,904,263
Chisago Lakes Independent School District No. 2144
Unlimited General Obligation Bonds
Minnesota School District Credit Enhancement Program
Series 2017A
02/01/2030	4.000%	3,145,000	3,227,862
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Minnesota Tax-Exempt Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Elk River
Unlimited General Obligation Bonds
Series 2019A
12/01/2042	3.000%	1,755,000	1,501,162
City of Minneapolis
Unlimited General Obligation Bonds
Series 2022
12/01/2040	4.000%	4,440,000	4,541,164
Dilworth Glyndon Felton Independent School District No. 2164
Unlimited General Obligation Bonds
Series 2020A
02/01/2038	3.000%	1,025,000	926,350
02/01/2040	3.000%	1,000,000	875,169
02/01/2041	3.000%	1,230,000	1,060,962
Duluth Independent School District No. 709(d)
Unlimited General Obligation Bonds
Series 2021C
02/01/2032	0.000%	1,080,000	780,556
02/01/2033	0.000%	1,075,000	735,678
Eden Prairie Independent School District No. 272
Unlimited General Obligation Bonds
Series 2019B (School District Credit Enhancement Program)
02/01/2040	3.000%	3,000,000	2,610,282
Elk River Independent School District No. 728
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2034	2.000%	7,000,000	5,903,518
Gibbon Independent School District No. 2365
Unlimited General Obligation Bonds
Series 2023A
02/01/2048	5.000%	2,000,000	2,113,627
Hastings Independent School District No. 200(d)
Unlimited General Obligation Bonds
School Building
Series 2018A (School District Credit Enhancement Program)
02/01/2032	0.000%	1,305,000	1,001,076
02/01/2033	0.000%	2,140,000	1,571,359
Lac Qui Parle Valley Independent School District No. 2853
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	2.500%	2,525,000	1,925,631
Litchfield Independent School District No. 465
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	3.000%	2,260,000	1,995,259
MACCRAY Independent School District No. 2180
Unlimited General Obligation Bonds
Series 2020A
02/01/2038	2.250%	2,525,000	1,987,273
02/01/2039	2.250%	2,580,000	1,974,194
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Marshall Independent School District No. 413
Unlimited General Obligation Bonds
Series 2019B (School District Credit Enhancement Program)
02/01/2039	3.000%	2,440,000	2,207,206
02/01/2040	3.000%	2,515,000	2,248,521
Metropolitan Council
Unlimited General Obligation Bonds
Minneapolis-Saint Paul Metropolitan Area
Series 2022
03/01/2042	4.000%	3,550,000	3,583,766
Moorhead Independent School District No. 152
Unlimited General Obligation Bonds
Series 2020A
02/01/2041	3.000%	5,600,000	4,889,156
Mounds View Independent School District No. 621
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2043	4.000%	6,455,000	6,422,273
North St. Paul-Maplewood-Oakdale Independent School District No. 622
Unlimited General Obligation Bonds
Series 2019A
02/01/2042	3.000%	7,050,000	6,029,778
Norwood Young America Independent School District No. 108
Unlimited General Obligation Bonds
Series 2022A
02/01/2045	2.250%	1,600,000	1,052,701
Richfield Independent School District No. 280
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2040	4.000%	5,000,000	5,007,485
Roseville Independent School District No. 623
Unlimited General Obligation Bonds
School Building
Series 2018A
02/01/2038	4.000%	10,000,000	10,091,588
Russell Tyler Ruthton Independent School District No. 2902
Unlimited General Obligation Bonds
Series 2019A (School District Credit Enhancement Program)
02/01/2035	3.000%	1,950,000	1,841,433
02/01/2036	3.000%	1,000,000	946,478
02/01/2037	3.000%	1,035,000	950,972
Sartell-St. Stephen Independent School District No. 748(d)
Unlimited General Obligation Bonds
School Building
Series 2016B (School District Credit Enhancement Program)
02/01/2032	0.000%	1,565,000	1,166,448
02/01/2033	0.000%	2,585,000	1,832,374
02/01/2034	0.000%	1,500,000	1,011,333
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sauk Rapids-Rice Independent School District No. 47
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	2.625%	2,250,000	1,749,702
South Washington County Independent School District No. 833
Unlimited General Obligation Refunding Bonds
Series 2024A
02/01/2038	5.000%	5,000,000	5,487,645
02/01/2044	4.000%	3,000,000	2,933,568
Stillwater Independent School District No. 834
Unlimited General Obligation Refunding Bonds
Series 2024A
02/01/2042	4.000%	6,960,000	6,973,095
02/01/2043	4.000%	2,275,000	2,266,340
Watertown-Mayer Independent School District No. 111(d)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2020A
02/01/2035	0.000%	2,420,000	1,573,625
02/01/2039	0.000%	2,175,000	1,121,975
Worthington Independent School District No. 518
Unlimited General Obligation Bonds
Series 2020A
02/01/2035	3.000%	700,000	657,305
02/01/2036	3.000%	470,000	436,313
02/01/2037	3.000%	500,000	459,992
02/01/2038	3.000%	1,000,000	908,621
02/01/2039	3.000%	1,000,000	895,803
Total			126,582,732
Multi-Family 3.6%
City of Coon Rapids
Revenue Bonds
Mississippi View Apartments Project
Series 2023 (FNMA)
12/01/2039	5.600%	1,741,857	1,931,894
City of Crystal
Revenue Bonds
Crystal Leased Housing Association
Series 2014
06/01/2031	5.250%	2,500,000	2,500,445
City of Minneapolis
Revenue Bonds
14th and Central Project
Series 2020A (FNMA)
02/01/2038	2.350%	4,581,134	3,631,310
City of St. Anthony
Revenue Bonds
Multifamily Housing Landings Silver Lake Village
Series 2013
12/01/2030	6.000%	3,000,000	3,000,866
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Dakota County Community Development Agency
Revenue Bonds
Heart of the City Apartments Project
Series 2024 (FNMA)
05/01/2043	4.200%	1,500,000	1,446,167
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
848 Payne Ave. Apartments Green Bonds
Series 2020
06/01/2038	2.330%	4,889,567	3,773,985
Northwest Multi-County Housing & Redevelopment Authority
Refunding Revenue Bonds
Pooled Housing Program
Series 2015
07/01/2045	5.500%	2,500,000	2,469,679
Total			18,754,346
Municipal Power 0.5%
City of Rochester Electric Utility
Refunding Revenue Bonds
Series 2015E
12/01/2028	4.000%	950,000	959,774
Puerto Rico Electric Power Authority(e),(f)
Revenue Bonds
Series 2012A
07/01/2042	0.000%	3,450,000	1,897,500
Total			2,857,274
Nursing Home 2.4%
City of Chatfield
Refunding Revenue Bonds
Chosen Valley Care Center
Series 2019
09/01/2052	5.000%	1,500,000	1,278,188
City of Oak Park Heights
Refunding Revenue Bonds
Boutwells Landing Care Center
Series 2013
08/01/2025	5.250%	760,000	759,405
Dakota County Community Development Agency
Revenue Bonds
Ebenezer Ridges Care Center TCU Project
Series 2014S
09/01/2046	5.000%	2,000,000	1,631,307
Duluth Economic Development Authority
Revenue Bonds
Benedictine Health System
Series 2021
07/01/2031	4.000%	1,625,000	1,545,375
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Minnesota Tax-Exempt Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Housing & Redevelopment Authority of The City of St. Paul(c)
Refunding Revenue Bonds
Episcopal Homes Obligation Group
Series 2021
11/01/2042	4.000%	1,000,000	853,251
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
Episcopal Homes Project
Series 2013
05/01/2038	5.000%	1,200,000	1,108,296
05/01/2048	5.125%	6,250,000	5,411,304
Total			12,587,126
Other Bond Issue 0.8%
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Series 2017A
08/01/2032	3.000%	500,000	474,655
08/01/2033	3.000%	500,000	468,682
08/01/2034	3.125%	850,000	793,149
08/01/2035	3.125%	800,000	742,126
Series 2020A
12/01/2036	5.000%	1,580,000	1,650,788
Total			4,129,400
Other Utility 1.2%
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Series 2017A
10/01/2031	4.000%	875,000	888,658
10/01/2032	4.000%	800,000	810,801
10/01/2033	4.000%	655,000	662,212
Series 2017B
10/01/2037	4.000%	800,000	801,540
St. Paul Port Authority
Revenue Bonds
Series 2017-3
10/01/2042	4.000%	1,360,000	1,261,213
Series 2024-1
10/01/2046	5.000%	1,120,000	1,164,875
St. Paul Port Authority(a)
Revenue Bonds
Series 2017-4
10/01/2040	4.000%	1,000,000	891,589
Total			6,480,888
Pool / Bond Bank 1.0%
Minnesota Rural Water Finance Authority, Inc.
Revenue Notes
Public Projects Construction
Series 2023
04/01/2025	4.375%	5,320,000	5,320,614
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunded / Escrowed 1.0%
Centennial Independent School District No. 12(d)
Prerefunded 02/01/25 Unlimited General Obligation Bonds
Series 2015A (School District Credit Enhancement Program)
02/01/2032	0.000%	1,225,000	938,644
02/01/2033	0.000%	750,000	549,345
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2027	5.000%	2,500,000	2,539,664
11/15/2044	5.000%	1,000,000	1,015,866
Total			5,043,519
Retirement Communities 6.3%
City of Anoka
Refunding Revenue Bonds
Homestead at Anoka, Inc. Project
Series 2017
11/01/2035	4.750%	1,000,000	963,299
11/01/2046	5.000%	1,500,000	1,367,143
City of Apple Valley
Refunding Revenue Bonds
Apple Valley Senior Housing
Series 2018
09/01/2053	4.500%	3,000,000	2,703,577
Revenue Bonds
Orchard Path Phase II Project
Series 2021
09/01/2051	4.000%	500,000	418,188
09/01/2061	4.000%	870,000	692,175
City of Bethel Housing and Health Care Facilities
Refunding Revenue Bonds
Ecumen Obligated Group
Series 2024
03/01/2054	6.250%	1,250,000	1,261,546
City of Cloquet
Refunding Revenue Bonds
HADC Cloquet LLC Project
Series 2021
08/01/2041	4.000%	500,000	397,712
08/01/2048	4.000%	500,000	365,536
City of Landfall Village
Revenue Bonds
Pines of Richfield Project (The)
Series 2024
08/01/2034	5.250%	1,250,000	1,250,633
City of Maple Plain
Revenue Bonds
Haven Homes, Inc. Project
Series 2019
07/01/2057	4.650%	1,250,000	1,060,818
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Moorhead
Refunding Revenue Bonds
Evercare Senior Living LLC
Series 2012
09/01/2037	5.125%	1,000,000	891,147
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2041	4.250%	5,000,000	4,727,389
10/01/2047	5.000%	2,000,000	2,005,361
City of Red Wing
Revenue Bonds
Benedictine Living Community
Series 2018
08/01/2047	5.000%	1,500,000	1,263,037
08/01/2053	5.000%	600,000	488,144
City of Rochester
Revenue Bonds
Homestead Rochester, Inc. Project
Series 2015
12/01/2049	5.000%	2,400,000	2,059,999
City of Sartell
Refunding Revenue Bonds
Country Manor Campus LLC
Series 2017
09/01/2042	4.500%	2,000,000	1,779,293
09/01/2042	5.000%	875,000	827,384
City of St. Joseph
Revenue Bonds
Woodcrest of Country Manor Project
Series 2019
07/01/2055	5.000%	1,500,000	1,380,228
City of St. Paul Park
Refunding Revenue Bonds
Presbyterian Homes Bloomington
Series 2017
09/01/2036	4.200%	275,000	266,201
09/01/2037	4.250%	300,000	289,258
09/01/2042	5.000%	1,000,000	1,000,036
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2033	5.000%	150,000	151,722
08/01/2034	5.000%	125,000	126,417
08/01/2035	5.000%	140,000	141,486
08/01/2054	5.000%	1,625,000	1,625,087
Dakota County Community Development Agency(c)
Refunding Revenue Bonds
Walker Highviews Hills LLC
Series 2016
08/01/2051	5.000%	1,500,000	1,445,623
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury
Series 2014
12/01/2049	5.250%	2,000,000	1,941,524
Total			32,889,963
Sales Tax 1.5%
City of St. Paul Sales & Use Tax
Refunding Revenue Bonds
Neighborhood and Economic Development Projects
Series 2024
11/01/2042	5.000%	2,000,000	2,180,422
Commonwealth of Puerto Rico(d),(e)
Revenue Notes
Series 2022
11/01/2051	0.000%	1,046,818	666,823
Subordinated Series 2022
11/01/2043	0.000%	766,041	480,307
Puerto Rico Sales Tax Financing Corp.(d),(e)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	2,501,000	817,490
07/01/2051	0.000%	10,000,000	2,406,418
Puerto Rico Sales Tax Financing Corp.(e)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	1,000,000	999,696
Total			7,551,156
Single Family 4.7%
Minneapolis/St. Paul Housing Finance Board
Mortgage-Backed Revenue Bonds
City Living
Series 2011A (GNMA)
12/01/2027	4.450%	15,000	15,000
Minnesota Housing Finance Agency
Refunding Revenue Bonds
Series 2021D (GNMA)
07/01/2041	2.200%	1,680,000	1,181,031
Revenue Bonds
Mortgage-Backed Securities Pass-Through Program
Series 2019 (GNMA)
03/01/2049	3.450%	503,508	458,819
06/01/2049	3.150%	685,936	613,866
Series 2016 (GNMA / FNMA)
02/01/2046	2.950%	1,693,773	1,441,812
Series 2019F
07/01/2044	2.750%	1,385,000	1,046,877
Series 2020E (GNMA)
07/01/2044	2.700%	3,970,000	2,921,694
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Minnesota Tax-Exempt Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020G
01/01/2051	2.550%	3,445,000	2,253,833
Social Bonds
Series 2021F
07/01/2046	2.400%	4,380,000	3,000,745
Series 2021H
01/01/2046	2.550%	5,580,000	3,920,425
Series 2022A (GNMA)
07/01/2042	2.750%	2,230,000	1,731,312
Series 2023B (GNMA)
07/01/2043	4.300%	2,895,000	2,842,513
Series 2023D (GNMA)
07/01/2043	4.500%	2,980,000	2,986,420
Total			24,414,347
Special Non Property Tax 0.8%
State of Minnesota Department of Iron Range Resources and Rehabilitation
Revenue Bonds
Series 2024A
10/01/2044	5.000%	3,670,000	3,974,930
State General Obligation 2.8%
State of Minnesota
Unlimited General Obligation Bonds
Series 2018A
08/01/2038	5.000%	1,400,000	1,478,733
Series 2021B
09/01/2040	2.000%	5,000,000	3,637,948
Series 2023A
08/01/2041	5.000%	2,000,000	2,229,654
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2023B
08/01/2043	4.000%	7,000,000	7,085,572
Total			14,431,907
Student Loan 0.7%
Minnesota Office of Higher Education(a)
Refunding Revenue Bonds
Series 2020
11/01/2038	2.650%	1,605,000	1,444,447
Supplemental Student Loan Program
Series 2023
11/01/2042	4.000%	2,300,000	2,171,454
Total			3,615,901
Total Municipal Bonds (Cost $541,260,210)			504,286,633

Money Market Funds 1.9%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 1.989%(g)	9,660,209	9,661,175
Total Money Market Funds (Cost $9,660,209)		9,661,175
Total Investments in Securities (Cost: $550,920,419)		513,947,808
Other Assets & Liabilities, Net		5,969,837
Net Assets		519,917,645
At January 31, 2025, securities and/or cash totaling $334,000 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(167)	03/2025	USD	(18,176,906)	—	(35,303)
Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2025.

(c)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2025, the total value of these securities amounted to $5,565,932, which represents 1.07% of total net assets.

(d)	Zero coupon bond.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(e)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2025, the total value of these securities amounted to $7,268,234, which represents 1.40% of total net assets.

(f)	Represents a security in default.
(g)	The rate shown is the seven-day current annualized yield at January 31, 2025.
Abbreviation Legend
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Municipal Bonds	—	504,286,633	—	504,286,633
Money Market Funds	9,661,175	—	—	9,661,175
Total Investments in Securities	9,661,175	504,286,633	—	513,947,808
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Minnesota Tax-Exempt Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Derivatives
Liability
Futures Contracts	(35,303)	—	—	(35,303)
Total	9,625,872	504,286,633	—	513,912,505
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund  | 2025

Statement of Assets and Liabilities
January 31, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $550,920,419)	$513,947,808
Margin deposits on:
Futures contracts	334,000
Receivable for:
Capital shares sold	1,425,062
Dividends	16,751
Interest	6,467,293
Variation margin for futures contracts	65,235
Prepaid expenses	5,441
Other assets	5,782
Total assets	522,267,372
Liabilities
Due to custodian	16,243
Payable for:
Capital shares redeemed	769,353
Distributions to shareholders	1,402,870
Management services fees	6,628
Distribution and/or service fees	2,351
Transfer agent fees	20,694
Compensation of chief compliance officer	46
Compensation of board members	462
Other expenses	23,132
Deferred compensation of board members	107,948
Total liabilities	2,349,727
Net assets applicable to outstanding capital stock	$519,917,645
Represented by
Paid in capital	593,278,039
Total distributable earnings (loss)	(73,360,394)
Total - representing net assets applicable to outstanding capital stock	$519,917,645
Class A
Net assets	$261,766,622
Shares outstanding	13,368,520
Net asset value per share	$19.58
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$20.19
Class C
Net assets	$20,460,760
Shares outstanding	1,044,913
Net asset value per share	$19.58
Institutional Class
Net assets	$209,472,241
Shares outstanding	10,706,547
Net asset value per share	$19.56
Institutional 2 Class
Net assets	$15,835,381
Shares outstanding	809,868
Net asset value per share	$19.55
Institutional 3 Class
Net assets	$12,382,641
Shares outstanding	631,988
Net asset value per share	$19.59
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Minnesota Tax-Exempt Fund  | 2025

Statement of Operations
Six Months Ended January 31, 2025 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$97,002
Interest	10,119,916
Total income	10,216,918
Expenses:
Management services fees	1,228,303
Distribution and/or service fees
Class A	334,617
Class C	111,744
Transfer agent fees
Class A	72,054
Advisor Class	4,450
Class C	6,015
Institutional Class	51,484
Institutional 2 Class	4,928
Institutional 3 Class	386
Custodian fees	5,776
Printing and postage fees	11,709
Registration fees	10,004
Accounting services fees	16,116
Legal fees	18,799
Compensation of chief compliance officer	46
Compensation of board members	8,387
Deferred compensation of board members	8,440
Other	9,167
Total expenses	1,902,425
Expense reduction	(40)
Total net expenses	1,902,385
Net investment income	8,314,533
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(5,550,347)
Futures contracts	(4,105)
Net realized loss	(5,554,452)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	2,525,104
Futures contracts	(35,303)
Net change in unrealized appreciation (depreciation)	2,489,801
Net realized and unrealized loss	(3,064,651)
Net increase in net assets resulting from operations	$5,249,882
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31, 2024
Operations
Net investment income	$8,314,533	$16,576,976
Net realized loss	(5,554,452)	(5,637,545)
Net change in unrealized appreciation (depreciation)	2,489,801	14,049,376
Net increase in net assets resulting from operations	5,249,882	24,988,807
Distributions to shareholders
Net investment income and net realized gains
Class A	(4,171,619)	(8,784,463)
Advisor Class	(276,812)	(770,441)
Class C	(264,097)	(612,449)
Institutional Class	(3,226,259)	(5,721,541)
Institutional 2 Class	(303,023)	(627,439)
Institutional 3 Class	(211,189)	(385,245)
Total distributions to shareholders	(8,452,999)	(16,901,578)
Increase (decrease) in net assets from capital stock activity	3,065,747	(35,697,266)
Total decrease in net assets	(137,370)	(27,610,037)
Net assets at beginning of period	520,055,015	547,665,052
Net assets at end of period	$519,917,645	$520,055,015
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Minnesota Tax-Exempt Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	January 31, 2025 (Unaudited)		July 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	635,903	12,559,099	1,445,936	27,764,063
Distributions reinvested	207,731	4,105,504	451,767	8,647,369
Shares redeemed	(1,076,706)	(21,316,670)	(3,920,708)	(74,556,789)
Net decrease	(233,072)	(4,652,067)	(2,023,005)	(38,145,357)
Advisor Class
Shares sold	93,408	1,854,559	670,470	12,633,598
Distributions reinvested	11,165	221,221	40,127	770,440
Shares redeemed	(1,424,420)	(28,173,049)	(396,918)	(7,500,531)
Net increase (decrease)	(1,319,847)	(26,097,269)	313,679	5,903,507
Class C
Shares sold	68,994	1,369,728	131,000	2,525,586
Distributions reinvested	13,216	261,222	31,606	604,507
Shares redeemed	(208,996)	(4,123,645)	(521,840)	(9,960,604)
Net decrease	(126,786)	(2,492,695)	(359,234)	(6,830,511)
Institutional Class
Shares sold	2,932,961	57,962,248	3,726,826	71,633,160
Distributions reinvested	161,727	3,191,705	295,306	5,650,808
Shares redeemed	(1,171,577)	(23,115,196)	(4,376,478)	(83,106,189)
Net increase (decrease)	1,923,111	38,038,757	(354,346)	(5,822,221)
Institutional 2 Class
Shares sold	68,403	1,350,803	943,713	17,824,420
Distributions reinvested	15,073	297,530	32,552	622,261
Shares redeemed	(200,457)	(3,931,779)	(507,861)	(9,565,028)
Net increase (decrease)	(116,981)	(2,283,446)	468,404	8,881,653
Institutional 3 Class
Shares sold	88,794	1,757,425	311,677	5,930,217
Distributions reinvested	10,675	211,071	20,090	384,910
Shares redeemed	(71,709)	(1,416,029)	(316,007)	(5,999,464)
Net increase	27,760	552,467	15,760	315,663
Total net increase (decrease)	154,185	3,065,747	(1,938,742)	(35,697,266)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2025 (Unaudited)	$19.70	0.30	(0.11)	0.19	(0.31)	—	(0.31)
Year Ended 7/31/2024	$19.33	0.60	0.38	0.98	(0.61)	—	(0.61)
Year Ended 7/31/2023	$20.33	0.57	(1.00)	(0.43)	(0.57)	—	(0.57)
Year Ended 7/31/2022	$22.88	0.48	(2.51)	(2.03)	(0.48)	(0.04)	(0.52)
Year Ended 7/31/2021(e)	$22.56	0.48	0.34	0.82	(0.49)	(0.01)	(0.50)
Year Ended 7/31/2020(e)	$22.22	0.56	0.34	0.90	(0.56)	—	(0.56)
Class C
Six Months Ended 1/31/2025 (Unaudited)	$19.70	0.23	(0.11)	0.12	(0.24)	—	(0.24)
Year Ended 7/31/2024	$19.33	0.45	0.39	0.84	(0.47)	—	(0.47)
Year Ended 7/31/2023	$20.33	0.42	(0.99)	(0.57)	(0.43)	—	(0.43)
Year Ended 7/31/2022	$22.88	0.31	(2.50)	(2.19)	(0.32)	(0.04)	(0.36)
Year Ended 7/31/2021(e)	$22.56	0.32	0.33	0.65	(0.32)	(0.01)	(0.33)
Year Ended 7/31/2020(e)	$22.22	0.40	0.34	0.74	(0.40)	—	(0.40)
Institutional Class
Six Months Ended 1/31/2025 (Unaudited)	$19.68	0.33	(0.12)	0.21	(0.33)	—	(0.33)
Year Ended 7/31/2024	$19.31	0.64	0.39	1.03	(0.66)	—	(0.66)
Year Ended 7/31/2023	$20.32	0.62	(1.01)	(0.39)	(0.62)	—	(0.62)
Year Ended 7/31/2022	$22.86	0.53	(2.50)	(1.97)	(0.53)	(0.04)	(0.57)
Year Ended 7/31/2021(e)	$22.54	0.54	0.34	0.88	(0.55)	(0.01)	(0.56)
Year Ended 7/31/2020(e)	$22.20	0.60	0.34	0.94	(0.60)	—	(0.60)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Minnesota Tax-Exempt Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2025 (Unaudited)	$19.58	0.96%	0.80%	0.80% (c)	3.06%	6%	$261,767
Year Ended 7/31/2024	$19.70	5.20%	0.81% (d)	0.81% (c),(d)	3.11%	10%	$267,948
Year Ended 7/31/2023	$19.33	(2.06% )	0.80% (d)	0.80% (c),(d)	2.92%	12%	$301,959
Year Ended 7/31/2022	$20.33	(8.97% )	0.77% (d)	0.77% (c),(d)	2.20%	19%	$357,808
Year Ended 7/31/2021 (e)	$22.88	3.69%	0.77%	0.77% (c)	2.15%	7%	$457,218
Year Ended 7/31/2020 (e)	$22.56	4.17%	0.77%	0.77% (c)	2.49%	25%	$421,457
Class C
Six Months Ended 1/31/2025 (Unaudited)	$19.58	0.58%	1.55%	1.55% (c)	2.31%	6%	$20,461
Year Ended 7/31/2024	$19.70	4.42%	1.56% (d)	1.56% (c),(d)	2.36%	10%	$23,083
Year Ended 7/31/2023	$19.33	(2.79% )	1.55% (d)	1.55% (c),(d)	2.16%	12%	$29,587
Year Ended 7/31/2022	$20.33	(9.65% )	1.52% (d)	1.52% (c),(d)	1.45%	19%	$39,886
Year Ended 7/31/2021 (e)	$22.88	2.91%	1.52%	1.52% (c)	1.41%	7%	$49,588
Year Ended 7/31/2020 (e)	$22.56	3.40%	1.53%	1.53% (c)	1.74%	25%	$58,885
Institutional Class
Six Months Ended 1/31/2025 (Unaudited)	$19.56	1.09%	0.55%	0.55% (c)	3.31%	6%	$209,472
Year Ended 7/31/2024	$19.68	5.47%	0.56% (d)	0.56% (c),(d)	3.36%	10%	$172,891
Year Ended 7/31/2023	$19.31	(1.86% )	0.55% (d)	0.55% (c),(d)	3.17%	12%	$176,454
Year Ended 7/31/2022	$20.32	(8.70% )	0.52% (d)	0.52% (c),(d)	2.45%	19%	$215,892
Year Ended 7/31/2021 (e)	$22.86	3.86%	0.52%	0.52% (c)	2.39%	7%	$262,778
Year Ended 7/31/2020 (e)	$22.54	4.44%	0.52%	0.52% (c)	2.74%	25%	$208,340
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund  | 2025

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 2 Class
Six Months Ended 1/31/2025 (Unaudited)	$19.67	0.33	(0.12)	0.21	(0.33)	—	(0.33)
Year Ended 7/31/2024	$19.30	0.64	0.39	1.03	(0.66)	—	(0.66)
Year Ended 7/31/2023	$20.30	0.62	(1.00)	(0.38)	(0.62)	—	(0.62)
Year Ended 7/31/2022	$22.85	0.53	(2.51)	(1.98)	(0.53)	(0.04)	(0.57)
Year Ended 7/31/2021(e)	$22.53	0.54	0.33	0.87	(0.54)	(0.01)	(0.55)
Year Ended 7/31/2020(e)	$22.18	0.60	0.35	0.95	(0.60)	—	(0.60)
Institutional 3 Class
Six Months Ended 1/31/2025 (Unaudited)	$19.71	0.33	(0.11)	0.22	(0.34)	—	(0.34)
Year Ended 7/31/2024	$19.34	0.65	0.39	1.04	(0.67)	—	(0.67)
Year Ended 7/31/2023	$20.34	0.63	(1.00)	(0.37)	(0.63)	—	(0.63)
Year Ended 7/31/2022	$22.90	0.54	(2.52)	(1.98)	(0.54)	(0.04)	(0.58)
Year Ended 7/31/2021(e)	$22.58	0.55	0.34	0.89	(0.56)	(0.01)	(0.57)
Year Ended 7/31/2020(e)	$22.23	0.60	0.35	0.95	(0.60)	—	(0.60)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Minnesota Tax-Exempt Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 2 Class
Six Months Ended 1/31/2025 (Unaudited)	$19.55	1.09%	0.55%	0.55%	3.30%	6%	$15,835
Year Ended 7/31/2024	$19.67	5.47%	0.56% (d)	0.56% (d)	3.37%	10%	$18,233
Year Ended 7/31/2023	$19.30	(1.82% )	0.55% (d)	0.55% (d)	3.17%	12%	$8,847
Year Ended 7/31/2022	$20.30	(8.76% )	0.53% (d)	0.53% (d)	2.49%	19%	$8,937
Year Ended 7/31/2021 (e)	$22.85	3.99%	0.53%	0.53%	2.39%	7%	$6,991
Year Ended 7/31/2020 (e)	$22.53	4.24%	0.54%	0.54%	2.72%	25%	$5,519
Institutional 3 Class
Six Months Ended 1/31/2025 (Unaudited)	$19.59	1.11%	0.50%	0.50%	3.36%	6%	$12,383
Year Ended 7/31/2024	$19.71	5.51%	0.51% (d)	0.51% (d)	3.41%	10%	$11,911
Year Ended 7/31/2023	$19.34	(1.76% )	0.50% (d)	0.50% (d)	3.22%	12%	$11,380
Year Ended 7/31/2022	$20.34	(8.73% )	0.48% (d)	0.48% (d)	2.50%	19%	$14,353
Year Ended 7/31/2021 (e)	$22.90	4.09%	0.48%	0.48%	2.43%	7%	$16,740
Year Ended 7/31/2020 (e)	$22.58	4.29%	0.48%	0.48%	2.77%	25%	$12,274
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund  | 2025

Notes to Financial Statements
January 31, 2025 (Unaudited)
Note 1. Organization
Columbia Minnesota Tax-Exempt Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.

Columbia Minnesota Tax-Exempt Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives
Columbia Minnesota Tax-Exempt Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets

Columbia Minnesota Tax-Exempt Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2025:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	35,303 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(4,105)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(35,303)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended January 31, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — short	3,422,280
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
Columbia Minnesota Tax-Exempt Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting

Columbia Minnesota Tax-Exempt Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2025 was 0.46% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2025, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.05
Advisor Class	0.02 (a)
Class C	0.05
Institutional Class	0.05
Institutional 2 Class	0.05
Institutional 3 Class	0.01

(a)	Unannualized.
Columbia Minnesota Tax-Exempt Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2025, these minimum account balance fees reduced total expenses of the Fund by $40.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 1.00% of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $447,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2024, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75 (a)	39,210
Class C	—	1.00 (b)	215

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2024 through November 30, 2025 (%)	Prior to December 1, 2024 (%)
Class A	0.84	0.84
Class C	1.59	1.59
Institutional Class	0.59	0.59
Institutional 2 Class	0.59	0.59
Institutional 3 Class	0.55	0.54
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated

Columbia Minnesota Tax-Exempt Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
550,920,000	1,136,000	(38,143,000)	(37,007,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(5,805,590)	(24,454,549)	(30,260,139)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $28,488,263 and $35,242,244, respectively, for the six months ended January 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended January 31, 2025.
Columbia Minnesota Tax-Exempt Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended January 31, 2025.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

Columbia Minnesota Tax-Exempt Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or
Columbia Minnesota Tax-Exempt Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At January 31, 2025, affiliated shareholders of record owned 64.9% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Minnesota Tax-Exempt Fund  | 2025

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Columbia Minnesota Tax-Exempt Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR199_07_R01_(03/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	March 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	March 25, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	March 25, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	March 25, 2025